Loans Payable (Unsecured Demand Loans) (Details) - USD ($)				12 Months Ended
	Jun. 01, 2015	Mar. 16, 2015	Nov. 25, 2014	Jun. 30, 2016	Jun. 30, 2015
Debt Instrument [Line Items]
Sale of Class C Convertible Redeemable Preferred Stock				$ 0	$ 10,000,000
Long-term debt				28,712,000	$ 24,091,000
Unsecured Debt
Debt Instrument [Line Items]
Proceeds from issuance of unsecured debt				13,575,000
Proceeds used to pay all accrued and unpaid interest on loans		$ 798,000
Unsecured Debt | December 19, 2014
Debt Instrument [Line Items]
Proceeds from issuance of unsecured debt				2,000,000
Unsecured Debt | January 14, 2015
Debt Instrument [Line Items]
Proceeds from issuance of unsecured debt				2,000,000
Unsecured Debt | January 30, 2015
Debt Instrument [Line Items]
Proceeds from issuance of unsecured debt				2,000,000
Unsecured Debt | February 13, 2015
Debt Instrument [Line Items]
Proceeds from issuance of unsecured debt				750,000
Unsecured Debt | February 26, 2015
Debt Instrument [Line Items]
Proceeds from issuance of unsecured debt				1,000,000
Unsecured Debt | March 2, 2015
Debt Instrument [Line Items]
Proceeds from issuance of unsecured debt				1,000,000
Unsecured Debt | March 16, 2015
Debt Instrument [Line Items]
Proceeds from issuance of unsecured debt				3,000,000
Unsecured Debt | April 20, 2015
Debt Instrument [Line Items]
Proceeds from issuance of unsecured debt				1,000,000
Unsecured Debt | May 5, 2015
Debt Instrument [Line Items]
Proceeds from issuance of unsecured debt				500,000
Unsecured Debt | May 14, 2015
Debt Instrument [Line Items]
Proceeds from issuance of unsecured debt				325,000
Unsecured Debt | Unsecured Demand Loan
Debt Instrument [Line Items]
Interest rate					12.00%
Long-term debt				0	$ 1,575,000
Outstanding principal amount				0	1,575,000
Interest expense				$ 1,000	$ 0
Series C Convertible Preferred Stock
Debt Instrument [Line Items]
Temporary equity, shares issued (in shares)				10,000	0
Series C Convertible Preferred Stock | Affiliated Entity | Securities Purchase Agreement
Debt Instrument [Line Items]
Temporary equity, shares issued (in shares)		7,000	3,000
Sale of Class C Convertible Redeemable Preferred Stock		$ 7,000,000	$ 3,000,000
Unsecured Debt
Debt Instrument [Line Items]
Extinguishment of debt	$ 5,000,000	$ 7,000,000